Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other non-current liabilities
Jackpot liabilities	$ 178,376	$ 191,376
Contract liabilities	67,022	54,895
Capital leases	57,756	57,183
Reserve for uncertain tax positions	40,803	34,447
Royalties payable	26,686	32,997
Other	74,802	75,215
Total other non-current liabilities	$ 445,445	$ 446,113